Nature of the Business (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 08, 2023	Aug. 04, 2023	Nov. 05, 2021	Mar. 31, 2024	Dec. 31, 2023	Apr. 25, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Mineral Properties, Net			$ 100,000	$ 106,000	$ 106,000
Description of reverse stock split	one-for-300	On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.
Sage Minerals L L C [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage						100.00%